Accumulated other comprehensive loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	$ 822,881	$ 710,742
Transfer of AFS investments to HTM investments	43	140	$ (71)
Other comprehensive income (loss), net of taxes	(19,475)	15,628	(54,183)
Balance at end of year	882,343	822,881	710,742
HTM investments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Transfer of AFS investments to HTM investments	0	0	1,442
Unrealized gains (losses) on AFS investments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Transfer of AFS investments to HTM investments	0	0	(1,442)
Unrealized (losses) on translation of net investment in foreign operations
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(17,549)	(20,152)	(13,645)
Transfer of AFS investments to HTM investments			0
Other comprehensive income (loss), net of taxes	(2,317)	2,603	(6,507)
Balance at end of year	(19,866)	(17,549)	(20,152)
Accumulated net investment gain (loss) | HTM investments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(839)	(979)	(2,350)
Transfer of AFS investments to HTM investments			1,442
Other comprehensive income (loss), net of taxes	43	140	(71)
Balance at end of year	(796)	(839)	(979)
Accumulated net investment gain (loss) | Unrealized gains (losses) on AFS investments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(15,737)	(22,680)	(57)
Transfer of AFS investments to HTM investments			(1,442)
Other comprehensive income (loss), net of taxes	(27,893)	6,943	(21,181)
Balance at end of year	(43,630)	(15,737)	(22,680)
Employee benefit plans
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(94,927)	(100,869)	(74,445)
Transfer of AFS investments to HTM investments			0
Other comprehensive income (loss), net of taxes	10,692	5,942	(26,424)
Balance at end of year	(84,235)	(94,927)	(100,869)
Employee benefit plans | Pension plans
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(61,341)	(63,232)	(46,331)
Transfer of AFS investments to HTM investments			0
Other comprehensive income (loss), net of taxes	(3,551)	1,891	(16,901)
Balance at end of year	(64,892)	(61,341)	(63,232)
Employee benefit plans | Post- retirement medical benefit plan
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(33,586)	(37,637)	(28,114)
Transfer of AFS investments to HTM investments			0
Other comprehensive income (loss), net of taxes	14,243	4,051	(9,523)
Balance at end of year	(19,343)	(33,586)	(37,637)
Total AOCL
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(129,052)	(144,680)	(90,497)
Transfer of AFS investments to HTM investments			0
Other comprehensive income (loss), net of taxes	(19,475)	15,628	(54,183)
Balance at end of year	$ (148,527)	$ (129,052)	$ (144,680)